Capital management (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Covenant Ratios under Most Significant Loan Agreements

The Group was required to comply with the following ratios under the most significant loan agreements as of December 31, 2017:

Restrictive covenant	Requirement	Actual as of December 31, 2017
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.50:1.0	1.78:1.0
Mechel’s EBITDA to Consolidated Financial Expense	Shall not be less than 1.50:1.0	1.86:1.0
Mechel’s Net Debt to EBITDA	Not exceed 8.0:1.0	6.35:1.0
Mechel’s Total Debt to EBITDA	Not exceed 5.5:1.0	6.07:1.0
Mechel’s Cash flow from operating activities to EBITDA	Shall not be less than 0.8:1.0	0.78:1.0
Mechel’s EBITDA to Revenue	Shall not be less than 0.2:1.0	0.27:1.0

The Group was required to comply with the following ratios under the most significant loan agreements as of December 31, 2016[1]:

Restrictive covenant	Requirement	Actual as of December 31, 2016
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.25:1.0	1.36:1.0
Mechel’s EBITDA to Consolidated Financial Expense	Shall not be less than 1.25:1.0	1.28:1.0
Mechel’s Net Debt to EBITDA	Shall not exceed 9.00:1.0	7.18:1.0
Mechel’s Total Debt to EBITDA	Shall not exceed 7.50:1.0	7.48:1.0

[1]	Detailed information in respect of restrictive covenant calculations is presented in Note 11.1.